Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subordinated liabilities [abstract]
Disclosure of subordinated liabilities

	Barclays Bank Group
	2023	2022
	£m	£m
At amortised cost
As at 1 January	38,253	32,185
Issuances	5,986	15,381
Redemptions	(7,431)	(8,367)
Other	(905)	(946)
As at 31 December	35,903	38,253

Designated at fair value (Note 15)	579	521
Total subordinated liabilities	36,482	38,774
Subordinated liabilities include accrued interest and comprise undated and dated subordinated liabilities as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
Undated subordinated liabilities	143	538
Dated subordinated liabilities	36,339	38,236
Total subordinated liabilities	36,482	38,774

Undated subordinated liabilities[a]		Barclays Bank Group
		2023	2022
	Initial call date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Undated Notes
6.125% Undated Subordinated Notes	2027	35	34
Junior Undated Floating Rate Notes (USD 38m)	Any interest payment date	—	32
Undated Floating Rate Primary Capital Notes Series 1 (USD 167m)	Any interest payment date	—	102
Undated Floating Rate Primary Capital Notes Series 2 (USD 295m)	Any interest payment date	—	210
Bonds
9% Permanent Interest Bearing Capital Bonds (GBP 40m)	At any time	—	40
Loans
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m)	2028	44	49
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m)	2028	64	71
Total undated subordinated liabilities		143	538
Note
aInstrument values are disclosed to the nearest million.

Dated subordinated liabilities[a]			Barclays Bank Group

			2023	2022
	Initial call date	Maturity date	£m	£m
Barclays Bank PLC externally issued subordinated liabilities
Subordinated Floating Rate Notes (EUR 50m)		2023	—	44
5.75% Fixed Rate Subordinated Notes		2026	282	280
5.4% Reverse Dual Currency Subordinated Loan (JPY 15,000m)		2027	84	93
6.33% Subordinated Notes (GBP 50m)		2032	48	46
Subordinated Floating Rate Notes (EUR 68m)		2040	59	60
External issuances by other subsidiaries		2033	649	573
Barclays Bank PLC notes issued intra-group to Barclays PLC
2% Fixed Rate Subordinated Callable Notes (EUR 1,500m)	2023	2028	—	1,354
3.75% Fixed Rate Resetting Subordinated Callable Notes (SGD 200m)	2025	2030	117	120
5.20% Fixed Rate Subordinated Notes (USD 1,367m)		2026	1,019	1,051
1.125% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,000m)	2026	2031	816	794
4.836% Fixed Rate Subordinated Callable Notes (USD 1,200m)	2027	2028	898	931
8.407% Fixed Rate Resetting Subordinated Callable Loan (GBP 1,000m)	2027	2032	1,030	1,009
5.088% Fixed-to-Floating Rate Subordinated Callable Notes (USD 1,300m)	2029	2030	931	966
7.437% Fixed Rate Resetting Subordinated Callable Notes (USD 2,000m)	2032	2033	1,609	1,689
5.262% Fixed Rate Resetting Subordinated Callable Notes (EUR 1,250m)	2033	2034	1,180	1,066
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m)	2033	2034	672	—
3.811% Fixed Rate Resetting Subordinated Callable Notes (USD 1,000m)	2041	2042	619	641
5.25% Fixed Rate Subordinated Notes (USD 827m)		2045	445	488
4.95% Fixed Rate Subordinated Notes (USD 1,250m)		2047	636	174
Floating Rate Subordinated Notes (USD 456m)		2047	365	385
Barclays Bank PLC intra-group loans from Barclays PLC
Various Fixed Rate Subordinated Loans			5,632	8,042
Various Subordinated Floating Rate Loans			458	677
Various Fixed Rate Subordinated Callable Loans			17,841	16,105
Various Subordinated Floating Rate Callable Loans			370	1,127
Zero Coupon Callable Loans		2052	579	521
Total dated subordinated liabilities			36,339	38,236
        Note
aInstrument values are disclosed to the nearest million.